Variable Interest Entities and Securitizations - Additional Information (Detail) (Retail, Finance subsidiaries, JPY ¥) In Millions	12 Months Ended
	Mar. 31, 2010	Mar. 31, 2009
Retail | Finance subsidiaries
Finance receivables sold subject to limited recourse provisions	¥ 13,346	¥ 428,642
Pre-tax net gains (losses) on sale of finance receivables		¥ 8,371